THE COOK & BYNUM FUND SUMMARY
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - The Cook & Bynum Fund	The Cook & Bynum Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of the total amount on shares redeemed within 60 days of the date of purchase)	2.00%

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - The Cook & Bynum Fund		The Cook & Bynum Fund
Management Fee		1.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.85%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		3.38%
Fee Reduction and/or Expense Reimbursement	[2]	(1.47%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)		1.91%
[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	Cook & Bynum Capital Management, LLC, the Adviser, has contractually agreed to reduce fees and/or reimburse the Fund's expenses to the extent that total fund operating expenses exceed 1.88%. This agreement is in effect through February 1, 2012 and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund, except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund's business, including, but not limited to, acquired fund fees and expenses. The Adviser may be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below an annual rate of 1.88%. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - The Cook & Bynum Fund (USD $)	1 year	3 years	5 years	10 years
The Cook & Bynum Fund	194	902	1,633	3,563

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  For the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 31% of the average value of its portfolio (excluding the Fund's assets held in cash or cash equivalents).

Principal Investment Strategies
The Fund's investment objective is long-term growth of capital.  In pursuing its investment objective, the Fund uses a value investment philosophy to build a concentrated portfolio of primarily equity securities that meet the core investment criteria of the Fund's Adviser:

·	Circle of Competence: The Fund invests in businesses whose core economics and future prospects the Adviser believes it can understand and reliably predict.

·
Business: The Fund invests in companies that the Adviser believes have durable competitive advantages that help produce predictable free cash flows and high returns on equity for extended periods of time.  The Adviser believes that without sustainable competitive advantages a company's prospects are difficult to effectively forecast.

·
People: The Fund seeks to invest in businesses that the Adviser believes have management teams who are capable and trustworthy, think and act like shareholders, employ conservative balance sheet and other accounting policies, and make wise capital allocation decisions.

·	Price: The Fund seeks to invest in companies whose shares are trading at significant discounts to the Adviser's estimates of their intrinsic values.

The Adviser uses fundamental, "bottom-up" research to carefully assess whether an individual company meets these core criteria.  This research typically includes, but is not limited to, review and analysis of company filings, discussions with management, visits to company facilities, and conversations with the company's customers, competitors and suppliers.  When a company appropriately satisfies the first three of these criteria (Circle of Competence, Business, and People), the Adviser will value the business by projecting the future cash flows expected to be generated by the business and then discounting these "owner earnings" into present-value dollars using an appropriate interest rate.  The Fund will buy a company's security only as long as it is trading at a large discount to the Adviser's appraisal of its intrinsic value, with the belief that an undervalued company's stock price will usually converge with its true intrinsic value over time.  Additionally, the Adviser believes that building a concentrated portfolio of a select number of securities will allow its best ideas to have an outsized impact on the Fund's performance.

In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks and depository receipts.  The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization.  The Fund can invest up to 100% of its assets using this strategy (after accounting for cash needs).  In fact, the Fund may invest up to 100% of its assets in foreign securities with up to 50% of its assets in foreign securities from emerging markets.  The Fund may also hold up to 50% of its assets in foreign debt.  The Fund is not required, however, to be fully invested in equity or other allowable securities.  Indeed, it frequently maintains a portion of its total assets in cash and cash equivalents—including, but not limited to, short-term U.S. Government securities—in order to be positioned to take advantage of new investment opportunities.  When making portfolio allocation decisions, the Adviser compares its most appealing stock ideas against cash alternatives and will hold cash and cash equivalents in the absence of other attractive positions.  Accordingly, the actual percentage of the Fund's assets held in cash and cash equivalents is a function of the relative attractiveness of investment opportunities in companies that meet the Adviser's core investment criteria.

The Adviser is a long-term, buy-and-hold investor.  However, the Fund will generally sell a security whose price approaches the Adviser's estimated intrinsic value for the company—either because the price of the security has substantially appreciated or because a material adverse change occurred in the business that meaningfully lowered the Adviser's estimate of its intrinsic value.  Similarly, the Fund will sell a security if some event or shift in the business or economics of a company materializes that prevents the Adviser from continuing to reliably appraise its intrinsic value.  Lastly, based on opportunity cost considerations, the Fund will generally sell relatively overpriced securities to buy relatively underpriced securities as these specific opportunities arise.

Principal Risks
·	General Risks — There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

·	Market Risk — Prices of equity securities and the value of the Fund's investments will fluctuate and may decline significantly over short-term or long-term periods.

·
Value Investing Risk — Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security's intrinsic worth or the expected value was misjudged.  Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

·
Non-Diversified Portfolio Risk — The Fund is "non-diversified," and thus invests its assets in a smaller number of companies than many other funds.  As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund's value.

·
Foreign (Non-U.S.) Securities Risk — Investments in foreign securities carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities.  Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as "emerging markets."

·
Currency Risk — The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Fund's investments denominated in foreign securities.

·
Smaller Capitalization Risk — Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

·	Interest Rate Risk — The Fund's debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.

·
Credit Risk — The Fund's debt investments are subject to credit risk.  The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument's credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money.

·
High Yield or "Junk" Security Risk — Investments in debt securities that are rated below investment grade by one or more nationally recognized statistical rating organization ("NRSRO") ("high yield securities" also known as "junk securities") may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities.  High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

·
Special Situations Risk — Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund's other strategies due to a variety of factors.  Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investments.

·
Risks of Investing in a Managed Fund — The investment decisions of the Fund's Adviser may cause the Fund to underperform other investments or benchmark indices.  The Fund may also underperform other mutual funds with similar investment strategies.  As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

For additional information on the risks of investing in this Fund, please see "Risks of Investing in the Fund" in the Prospectus.

Performance
The following bar chart is intended to help you understand the risks of investing in the Fund.  The bar chart shows the performance of the Fund in its first full calendar year.  The table shows how the average annual total returns compare with those of a relevant market index, the Standard & Poor 500 Index ("S&P 500").  Keep in mind that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available online at www.cookandbynum.com or by calling the Fund's toll-free number at 1-877-839-COBY(2629).

Risk/Return Bar Chart and Table

Annual Returns (For the period ended December 31, 2010)

During the period shown in the bar chart, the highest return for a quarter was 8.35% (quarter ending September 30, 2010) and the lowest return for a quarter was -6.93% (quarter ending June 30, 2010).
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - The Cook & Bynum Fund		1 year	Since Inception
The Cook & Bynum Fund		11.76%	17.97%
The Cook & Bynum Fund Return After Taxes on Distributions		11.41%	17.50%
The Cook & Bynum Fund Return After Taxes on Distributions and Sale of Fund Shares		7.89%	15.18%
The Cook & Bynum Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[1]	15.06%	25.37%
[1]	Shareholders should note that the S&P 500 is an unmanaged index that incurs no fees, expenses, or tax consequences —it is shown simply to compare the Fund's performance to a diversified basket of large corporations. The average annual total returns for the S&P 500 presume the reinvestment of all dividends.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes.  Actual after-tax returns may differ depending on your individual circumstances.  The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Average annual total returns reflect reinvestment of all dividends, capital gains distributions, all contractual fee waivers in effect, and any contractual expense reimbursements.  Without these waivers and reimbursements, performance would have been lower.  Past performance is not indicative of future results and current performance may be lower or higher than the performance quoted.  Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Many factors affect performance including changes in market conditions and in response to other economic, political, or financial developments.  To obtain the most recent month-end performance, please call the Fund's toll-free number at 1-877-839-COBY(2629).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Cook & Bynum Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001459065
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
The Cook & Bynum Fund | The Cook & Bynum Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the total amount on shares redeemed within 60 days of the date of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.38%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.91%
1 year	rr_ExpenseExampleYear01	194
3 years	rr_ExpenseExampleYear03	902
5 years	rr_ExpenseExampleYear05	1,633
10 years	rr_ExpenseExampleYear10	3,563
Annual Return 2010	rr_AnnualReturn2010	11.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.93%)
1 year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	17.97%
The Cook & Bynum Fund | The Cook & Bynum Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.41%
Since Inception	rr_AverageAnnualReturnSinceInception	17.50%
The Cook & Bynum Fund | The Cook & Bynum Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	15.18%
The Cook & Bynum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE COOK & BYNUM FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  For the fiscal year ended September 30, 2010, the Fund's portfolio turnover rate was 31% of the average value of its portfolio (excluding the Fund's assets held in cash or cash equivalents).

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund's investment objective is long-term growth of capital.  In pursuing its investment objective, the Fund uses a value investment philosophy to build a concentrated portfolio of primarily equity securities that meet the core investment criteria of the Fund's Adviser:

·	Circle of Competence: The Fund invests in businesses whose core economics and future prospects the Adviser believes it can understand and reliably predict.

·
Business: The Fund invests in companies that the Adviser believes have durable competitive advantages that help produce predictable free cash flows and high returns on equity for extended periods of time.  The Adviser believes that without sustainable competitive advantages a company's prospects are difficult to effectively forecast.

·
People: The Fund seeks to invest in businesses that the Adviser believes have management teams who are capable and trustworthy, think and act like shareholders, employ conservative balance sheet and other accounting policies, and make wise capital allocation decisions.

·	Price: The Fund seeks to invest in companies whose shares are trading at significant discounts to the Adviser's estimates of their intrinsic values.

The Adviser uses fundamental, "bottom-up" research to carefully assess whether an individual company meets these core criteria.  This research typically includes, but is not limited to, review and analysis of company filings, discussions with management, visits to company facilities, and conversations with the company's customers, competitors and suppliers.  When a company appropriately satisfies the first three of these criteria (Circle of Competence, Business, and People), the Adviser will value the business by projecting the future cash flows expected to be generated by the business and then discounting these "owner earnings" into present-value dollars using an appropriate interest rate.  The Fund will buy a company's security only as long as it is trading at a large discount to the Adviser's appraisal of its intrinsic value, with the belief that an undervalued company's stock price will usually converge with its true intrinsic value over time.  Additionally, the Adviser believes that building a concentrated portfolio of a select number of securities will allow its best ideas to have an outsized impact on the Fund's performance.

In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks and depository receipts.  The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization.  The Fund can invest up to 100% of its assets using this strategy (after accounting for cash needs).  In fact, the Fund may invest up to 100% of its assets in foreign securities with up to 50% of its assets in foreign securities from emerging markets.  The Fund may also hold up to 50% of its assets in foreign debt.  The Fund is not required, however, to be fully invested in equity or other allowable securities.  Indeed, it frequently maintains a portion of its total assets in cash and cash equivalents—including, but not limited to, short-term U.S. Government securities—in order to be positioned to take advantage of new investment opportunities.  When making portfolio allocation decisions, the Adviser compares its most appealing stock ideas against cash alternatives and will hold cash and cash equivalents in the absence of other attractive positions.  Accordingly, the actual percentage of the Fund's assets held in cash and cash equivalents is a function of the relative attractiveness of investment opportunities in companies that meet the Adviser's core investment criteria.

The Adviser is a long-term, buy-and-hold investor.  However, the Fund will generally sell a security whose price approaches the Adviser's estimated intrinsic value for the company—either because the price of the security has substantially appreciated or because a material adverse change occurred in the business that meaningfully lowered the Adviser's estimate of its intrinsic value.  Similarly, the Fund will sell a security if some event or shift in the business or economics of a company materializes that prevents the Adviser from continuing to reliably appraise its intrinsic value.  Lastly, based on opportunity cost considerations, the Fund will generally sell relatively overpriced securities to buy relatively underpriced securities as these specific opportunities arise.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In fact, the Fund may invest up to 100% of its assets in foreign securities with up to 50% of its assets in foreign securities from emerging markets. The Fund may also hold up to 50% of its assets in foreign debt.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
·	General Risks — There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

·	Market Risk — Prices of equity securities and the value of the Fund's investments will fluctuate and may decline significantly over short-term or long-term periods.

·
Value Investing Risk — Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security's intrinsic worth or the expected value was misjudged.  Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

·
Non-Diversified Portfolio Risk — The Fund is "non-diversified," and thus invests its assets in a smaller number of companies than many other funds.  As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund's value.

·
Foreign (Non-U.S.) Securities Risk — Investments in foreign securities carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities.  Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as "emerging markets."

·
Currency Risk — The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Fund's investments denominated in foreign securities.

·
Smaller Capitalization Risk — Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

·	Interest Rate Risk — The Fund's debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.

·
Credit Risk — The Fund's debt investments are subject to credit risk.  The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument's credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money.

·
High Yield or "Junk" Security Risk — Investments in debt securities that are rated below investment grade by one or more nationally recognized statistical rating organization ("NRSRO") ("high yield securities" also known as "junk securities") may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities.  High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

·
Special Situations Risk — Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund's other strategies due to a variety of factors.  Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investments.

·
Risks of Investing in a Managed Fund — The investment decisions of the Fund's Adviser may cause the Fund to underperform other investments or benchmark indices.  The Fund may also underperform other mutual funds with similar investment strategies.  As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

For additional information on the risks of investing in this Fund, please see "Risks of Investing in the Fund" in the Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is "non-diversified," and thus invests its assets in a smaller number of companies than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund's value
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart is intended to help you understand the risks of investing in the Fund.  The bar chart shows the performance of the Fund in its first full calendar year.  The table shows how the average annual total returns compare with those of a relevant market index, the Standard & Poor 500 Index ("S&P 500").  Keep in mind that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available online at www.cookandbynum.com or by calling the Fund's toll-free number at 1-877-839-COBY(2629).

Risk/Return Bar Chart and Table

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-839-COBY(2629)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cookandbynum.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (For the period ended December 31, 2010)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 8.35% (quarter ending September 30, 2010) and the lowest return for a quarter was -6.93% (quarter ending June 30, 2010).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Shareholders should note that the S&P 500 is an unmanaged index that incurs no fees, expenses, or tax consequences
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes.  Actual after-tax returns may differ depending on your individual circumstances.  The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Average annual total returns reflect reinvestment of all dividends, capital gains distributions, all contractual fee waivers in effect, and any contractual expense reimbursements.  Without these waivers and reimbursements, performance would have been lower.  Past performance is not indicative of future results and current performance may be lower or higher than the performance quoted.  Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.  The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Many factors affect performance including changes in market conditions and in response to other economic, political, or financial developments.  To obtain the most recent month-end performance, please call the Fund's toll-free number at 1-877-839-COBY(2629).

The Cook & Bynum Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.06%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	25.37%	[3]

[1]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[2]	Cook & Bynum Capital Management, LLC, the Adviser, has contractually agreed to reduce fees and/or reimburse the Fund's expenses to the extent that total fund operating expenses exceed 1.88%. This agreement is in effect through February 1, 2012 and thereafter is reevaluated on an annual basis. The expense reimbursement arrangement relates to all expenses incurred by the Fund, except interest, taxes, brokerage commissions, and other extraordinary expenses not incurred in the ordinary course of the Fund's business, including, but not limited to, acquired fund fees and expenses. The Adviser may be permitted to recover expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below an annual rate of 1.88%. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser.
[3]	Shareholders should note that the S&P 500 is an unmanaged index that incurs no fees, expenses, or tax consequences —it is shown simply to compare the Fund's performance to a diversified basket of large corporations. The average annual total returns for the S&P 500 presume the reinvestment of all dividends.